Shareholder Report, Average Annual Return (Details) 195298_Motley Fool Global Opportunities ETF_TF_TSR Annual {TF}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Motley Fool Global Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Motley Fool Global Opportunities ETF (at NAV)**
Average Annual Return, Percent	[1]	3.15%	2.14%	10.89%
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index
Average Annual Return, Percent		22.24%	10.79%	12.62%

[1]
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.